Income Taxes Income Tax Holiday (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Income Tax Holiday [Line Items]
Tax benefit due to arrangements allowing computation of tax provision at rates below local statutory rates	$ 141	$ 52	$ 72
Tax benefit per diluted share due to arrangements allowing computation of tax provision at rates below local statutory rates (in dollars per share)	$ 0.13	$ 0.05	$ 0.07